Stock-Based Compensation Plans (Summary of Activities Regarding Stock Acquisition Rights Plan) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Number of shares
Exercised	1,269,900	720,500	948,500
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	15,778,200
Granted	3,250,400
Exercised	1,269,900
Forfeited or expired	2,239,300
Outstanding at end of the fiscal year	15,519,400	15,778,200
Exercisable at end of the fiscal year	9,914,700
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,188
Granted	3,366
Exercised	2,150
Forfeited or expired	4,209
Outstanding at end of the fiscal year	3,147	¥ 3,188
Exercisable at end of the fiscal year	¥ 3,072
Weighted-average remaining life
Outstanding at end of the fiscal year	5 years 10 months 6 days
Exercisable at end of the fiscal year	4 years 4 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 12,335
Exercisable at end of the fiscal year	¥ 9,573